Concentrations of Risk	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Risks and Uncertainties [Abstract]
Concentrations of Risk

9. CONCENTRATIONS OF RISK

The Company is exposed to the following concentrations of risk:

(a) Major customers

The company did not have any major customers which constitute 100% of the Company’s revenues of accounts receivable for the six months ended September 30, 2017.

(b) Major vendors

The company did not have any major suppliers which constitute 100% of the Company’s purchases of accounts payable for the six months ended September 30, 2017.

(c) Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain stable, therefore there is a possibility that the Company could post the same amount of profit and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of RM converted to US$, HK$ converted into US$ and AU$ converted into US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.

9. CONCENTRATIONS OF RISK

The Company is exposed to the following concentrations of risk:

(a) Major customers

The company did not have any major customers which constitute 100% of the Company’s revenues of accounts receivable for the years ended March 31, 2017.

(b) Major vendors

The company did not have any major suppliers which constitute 100% of the Company’s purchases of accounts payable for the years ended March 31, 2017.

(c) Exchange rate risk

The Company cannot guarantee that the current exchange rate will remain stable, therefore there is a possibility that the Company could post the same amount of profit and because of the fluctuating exchange rate actually post higher or lower profit depending on exchange rate of RM converted to US$ and HK$ converted into US$ on that date. The exchange rate could fluctuate depending on changes in political and economic environments without notice.